Subsequent Events (Details) - Subsequent Event [Member] - USD ($)								2 Months Ended
	May 06, 2026	Mar. 31, 2026	Mar. 23, 2026	Mar. 16, 2026	Feb. 11, 2026	Oct. 16, 2025	Oct. 15, 2025	Mar. 15, 2026	Oct. 17, 2025
Subsequent Events (Details) [Line Items]
Floor price (in Dollars per share)							$ 0.63
Description of pre-funded warrants exercised		the Company's pre-funded warrants exercised for an aggregate of 58,480 Class A ordinary shares (consisting of: 49,945 shares resulting from the 1,248,611 registered Class A pre-delivery shares held prior to the share consolidation, as adjusted for the 25:1 reverse share split; and 8,535 shares from the exercise of warrants after the share consolidation).
Common Class A [Member]
Subsequent Events (Details) [Line Items]
Registered shares of ordinary shares						6,608,661
Ordinary shares, par value (in Dollars per share)						$ 0.0001			$ 0.0001
Convertible note principal amount (in Dollars)									$ 1,500,000
Granted total of restricted shares					100,000
Percentage of restricted shares					100.00%
Reverse share split ratio				25-for-1
Number of issued shares as compensation			14,358
Warrants exercised for aggregate ordinary shares	250,000
Common Class A [Member] | Convertible Debt [Member]
Subsequent Events (Details) [Line Items]
Convertible notes converted an aggregate principal amount (in Dollars)				$ 1,025,000				$ 975,000
Convertible notes converted an aggregate shares								5,518,569
Debt conversion, converted instrument, per share (in Dollars per share)								$ 0.0001
Common Class A [Member] | Post-consolidation Basis [Member]
Subsequent Events (Details) [Line Items]
Granted total of restricted shares					4,000
Common Class A [Member] | Post-consolidation Basis [Member] | Convertible Debt [Member]
Subsequent Events (Details) [Line Items]
Convertible notes converted an aggregate shares				533,379				220,742
Debt conversion, converted instrument, per share (in Dollars per share)				$ 0.0025
Common Class A [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Reverse share split, par value per share (in Dollars per share)				0.0001
Common Class A [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Reverse share split, par value per share (in Dollars per share)				$ 0.0025